Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues
Coal sales revenue	$ 328,182	$ 182,550	$ 492,037	$ 366,569
Freight and handling revenue	23,855	495	24,582	1,077
Total revenue	352,037	183,045	516,619	367,646
Cost of sales:
Cost of coal sold	264,108	128,243	396,927	256,978
Freight and handling costs	23,855	495	24,582	1,077
Depreciation, depletion and amortization	28,210	16,209	44,245	32,567
Total cost of sales	316,173	144,947	465,754	290,622
Gross profit	35,864	38,098	50,865	77,024
Selling, general and administrative expenses	14,811	9,823	24,181	19,142
Acquisition costs (note 2)	3,859		8,504
Total operating income	17,194	28,275	18,180	57,882
Interest expense	15,607	7,455	23,458	14,836
Interest income	(128)	(12)	(183)	(16)
Charges associated with repayment of debt	740		740
Miscellaneous (income) expense, net	(181)	238	(302)	196
Total other expense, net	16,038	7,681	23,713	15,016
Income before income taxes	1,156	20,594	(5,533)	42,866
Income tax expense	367	744	1,282	(229)
Net income	$ 789	$ 19,850	$ (6,815)	$ 43,095
Earnings per common share (note 7)
Basic earnings per common share (in Dollars per share)	$ 0.02	$ 0.72	$ (0.22)	$ 1.56
Diluted earnings per common share (in Dollars per share)	$ 0.02	$ 0.71	$ (0.22)	$ 1.56